Basis Of Presentation And Summary Of Significant Accounting Policies (Proceeds From Factoring Of Accounts Receivable Qualifying As Sales And Expenses Associated With Factoring Of Accounts Receivable) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Proceeds from factoring qualifying as sales	$ 1,475	$ 1,731	$ 1,302
Expenses associated with factoring of receivables	$ 7	$ 9	$ 6